Financial instruments - Reconciliation of changes in fair value (Details) - Level 3 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement [line items]
Opening balance	$ 843	$ 657
Total gains and losses recognised in statement of income, assets	370	108
Purchases, assets	65	119
Settlement, assets	(71)	(27)
Transfer to level 1	85	0
Foreign currency translation differences	(57)	(13)
Closing balance	1,259	843
Non-current derivative financial instruments liabilities [Member]
Disclosure of fair value measurement [line items]
Opening balance	(4)	(5)
Total gains and losses recognised in statement of income, liabilities	(20)	1
Closing balance	(24)	(4)
Current derivative financial Instruments, liabilities [Member]
Disclosure of fair value measurement [line items]
Opening balance	0	0
Total gains and losses recognised in statement of income, liabilities	0	0
Puchases, liabilities	(120)
Sales, liabilities	22
Transfer into level 3	5
Foreign currency translation differences	(1)
Closing balance	(94)	0
Non-current financial investments [Member]
Disclosure of fair value measurement [line items]
Opening balance	393	308
Total gains and losses recognised in statement of income, assets	(50)	(23)
Purchases, assets	175	119
Settlement, assets	(7)	(7)
Transfer to level 1	0	0
Foreign currency translation differences	(19)	(3)
Closing balance	492	393
Non-current derivative financial instruments - assets [Member]
Disclosure of fair value measurement [line items]
Opening balance	380	330
Total gains and losses recognised in statement of income, assets	243	58
Foreign currency translation differences	(30)	(8)
Closing balance	593	380
Current derivative financial instruments, assets [Member]
Disclosure of fair value measurement [line items]
Opening balance	74	24
Total gains and losses recognised in statement of income, assets	197	72
Purchases, assets	10
Sales, assets	2
Settlement, assets	(64)	(20)
Transfer into level 3, assets	80
Foreign currency translation differences	(7)	(2)
Closing balance	$ 292	$ 74